DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination Agreement (Details)	Aug. 05, 2022 USD ($) $ / shares shares	Jul. 12, 2022 USD ($) shares	May 15, 2022 USD ($) director tranche $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 13, 2021 $ / shares	Aug. 10, 2021 shares	Mar. 04, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001				$ 0.0001
Number of directors | director			7
Additional period from termination date			3 months
Cash | $		$ 15,000,000
Number of shares purchased		1,267,502
Common stock, shares issued	6,255,848
Common stock, shares outstanding	6,255,848						3,162,500	2,875,000
Assets held in Trust Account | $				$ 31,995,703	$ 128,421,215
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares						$ 0.0001
Amend Charter and Investment Management Trust Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares	$ 0.0001
Number of shares purchased	11,331,512
Ownership percentage	71.66%
Common stock, shares issued	15,812,500
Common stock, shares outstanding	15,812,500
Period of extension of combination period	1 month
Assets held in Trust Account | $	$ 200,000
Redemption of shares	9,556,652
Percentage of common stock shares	60.44%
Distribution from Trust Account to redeeming Stockholders | $	$ 97,194,950
Remaining cash in the trust account | $	$ 31,460,579
Amend Charter and Investment Management Trust Agreement | IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock shares	75.55%
New Dragonfly
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of common stock shall be issuable to existing holders			40,000,000
Threshold period of closing before extended termination date			2 days
Additional period from extended termination date			3 months
New Dragonfly | Subscription Agreement | PIPE Investment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares subscribed for			500,000
Purchase price per share | $ / shares			$ 10.00
Aggregate purchase price | $			$ 5,000,000
New Dragonfly
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares			$ 0.0001	$ 0.0002	$ 0.0002				$ 0.0002
Number of additional common stock shall be issuable to existing holders			40,000,000
Number of tranches for common stocks issuance | tranche			3
Number of directors | director			5
Common stock, shares issued				22,634,276	20,875,475				20,040,470	20,000,000
Common stock, shares outstanding				22,634,276	20,875,475				20,040,470
Redemption of shares				10,000,000	10,000,000				10,000,000
New Dragonfly | First Earnout
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of additional common stock shall be issuable to existing holders			15,000,000
New Dragonfly | First Earnout | Minimum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Total audited revenue | $			$ 250,000,000
Audited operating income | $			$ 35,000,000
New Dragonfly | Second Earnout
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of additional common stock shall be issuable to existing holders			12,500,000
Threshold trading days for VWAC			20 days
Threshold consecutive trading days for VWAC			30 days
VWAC per share | $ / shares			$ 22.50
New Dragonfly | Third Earnout
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
VWAC per share | $ / shares			$ 32.50
Chardan Nextech Acquisition
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of directors | director			2
Chardan Nextech Acquisition | PIPE Investment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares			$ 0.0001